Deferred tax assets and liabilities	12 Months Ended
Mar. 31, 2020
Disclosure Of Deferred tax assets and liabilities [Abstract]
Disclosure of deferred taxes [text block]
11.	Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and a description of the items that created these differences is given below

Recognized deferred tax assets / (liabilities)	Assets / (liabilities)
	March 31, 2020	March 31, 2019
Deductible temporary difference
Property, Plant and Equipment	181,237	272,291
Lease obligations on right of use assets	33,028	-
	214,265	272,291
Taxable temporary difference
Intangible assets	(181,237)	(146,703)
Finance Lease obligations	-	(125,588)
	(181,237)	(272,291)

Unused Tax credits
Mat Credit Entitlement	66,318	236,046
Net deferred tax asset (liability) recognized in Balance Sheet	99,346	236,046

The Group has recognized deferred tax assets to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilized. In assessing the realizability of the deferred income tax assets, management considers whether some portion or all of the deferred income tax assets will not be realized. The ultimate realization of the deferred income tax assets and tax loss carry forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which the deferred tax assets are deductible, management believes that the Company will realize the benefits of those recognized deductible differences. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income are reduced.

Movement in temporary differences during the year

	Balance as at March 31, 2018	Recognized in Income statement	Recognized in Equity	Balance as at March 31, 2019	Recognized in income statement	Recognized in Equity / Balance sheet	Balance as at March 31, 2020
Property, plant and equipment	294,626	(22,335)	-	272,291	(91,054)	-	181,237
Intangible assets	(148,106)	1,403	-	(146,703)	(34,535)	-	(181,237)
Lease obligations on right of use assets	-	-	-	-	33,028	-	33,028
Finance Lease obligations	(146,520)	20,932	-	(125,588)	125,589	-	-
MAT Credit entitlement	-	236,045	-	236,045	-	(169,727)	66,318

Unrecognized deferred tax assets / (liabilities)

	As at March 31, 2020	As at March 31, 2019
Deductible temporary differences	592,981	518,305
Unrecognized tax losses	7,140	117,818
	600,121	636,123

Considering the probability of availability of future taxable profits in the period in which tax losses expire, deferred tax assets have not been recognized in respect of tax losses carried forward by the Group. The above tax losses expire at various years.

Income tax expense recognized in profit or loss

	March 31, 2020	March 31, 2019	March 31, 2018
Current tax expense / (benefit)
Current period	345,707	238,657	194

Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(31,368)	-	-
MAT credit entitlement	-	(236,045)	-

Total income tax expense / (benefit)	314,339	2,612	194

There are no income taxes directly recognized in other comprehensive income.

Reconciliation of effective tax rate

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before taxes is summarized below:

	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2018
Profit before income taxes	1,019,716	1,071,315	923,595
Enacted tax rates in India	34.94%	34.94%	34.61%
Computed expected tax expense / (benefit)	356,343	374,360	319,638
Effect of:
Share based payment expense not deductible for tax purposes	-	411	1,609
Unrecognized deferred tax assets on losses incurred during the year (net of temporary differences, if any)			-
Unrecognized deferred tax asset on temporary differences	84,588	48,395	26,086
Difference on account differential tax rates in different jurisdictions	7,149	(1,924)	(201)
Expenses/income not taxable	-	-	(860)
Recognition of temporary differences	(33,028)	-
Recognition of previously unrecognized tax losses	(100,713)	(418,630)	(346,078)
	314,339	2,612	194